Stock Options (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options Tables
Stock options

Transactions involving stock options for the past three years are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2010:	1,260,000	0.46
Granted	-	-
Exercised	-	-
Expired	(295,000)	0.59
Outstanding at December 31, 2011	965,000	0.42
Cancelled	(965,000)	0.42
Outstanding at December 31, 2012	NIL	$-